Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14.
Intangible assets

Intangible assets consist of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2023	2,029	988	3,017
Additions	82	76	158
Currency translation differences	(59)	(4)	(63)
Cost as of December 31, 2023	2,052	1,060	3,112
Accumulated amortization as of January 1, 2023	(559)	(826)	(1,385)
Additions	(85)	(138)	(223)
Currency translation differences	15	4	19
Accumulated amortization as of December 31, 2023	(629)	(960)	(1,589)
Net book value as of December 31, 2023	1,423	100	1,523
Cost as of January 1, 2024	2,052	1,060	3,112
Additions	202	6	208
Currency translation differences	113	7	120
Cost as of December 31, 2024	2,367	1,073	3,440
Accumulated amortization as of January 1, 2024	(629)	(960)	(1,589)
Additions	(104)	(78)	(182)
Currency translation differences	(33)	(7)	(40)
Accumulated amortization as of December 31, 2024	(766)	(1,045)	(1,811)
Net book value as of December 31, 2024	1,601	28	1,629

Amortization expenses consist of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Research and development expenses	(98)	(115)	(93)
General and administrative expenses	(84)	(108)	(125)
Total	(182)	(223)	(218)